Right of Use Assets and Lease Liabilities (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of use assets carrying value	$ 620,191	$ 699,574	$ 0
Percentages of discounted rate of interest	8.00%
Interest expense incurred	$ 56,614	25,199
Depreciation expense	251,787	87,752
Rental payments	288,188	74,237
Additions to Right of Use Assets	172,404	787,326
Payments for short-term leases	48,942	$ 83,962
Future remaining minimum lease payments of lease scheduled to terminate	$ 8,591